Contract withdrawal Provisions	12 Months Ended
Dec. 31, 2011
Contract withdrawal Provisions
15.	CONTRACT WITHDRAWAL PROVISIONS

Most of the Company’s separate account liabilities are subject to discretionary withdrawal by contractholders at market value or with market value adjustment. Separate account assets, which are carried at fair value, are adequate to pay such withdrawals, which are generally subject to surrender charges ranging from 9% to 1% for contracts held less than 10 years.